Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT No. 1
Entity Registrant Name	PICARD MEDICAL, INC.
Entity Central Index Key	0002030617
Entity Tax Identification Number	86-3212894
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1992 E Silverlake
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85713
City Area Code	520
Local Phone Number	545-1234
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1992 E Silverlake
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85713
City Area Code	520
Local Phone Number	545-1234
Contact Personnel Name	Patrick NJ Schnegelsberg